Securities Available for Sale - Additional Information (Detail) (USD $)			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2009 Other Than Temporarily Impaired Securities [Member]	Dec. 31, 2011 Trading Assets	Dec. 31, 2010 Trading Assets	Dec. 31, 2011 Mortgage-backed Securities, Issued by Private Enterprises Other Than Temporarily Impaired Securities [Member]	Dec. 31, 2010 Mortgage-backed Securities, Issued by Private Enterprises Other Than Temporarily Impaired Securities [Member]	Dec. 31, 2009 Mortgage-backed Securities, Issued by Private Enterprises Other Than Temporarily Impaired Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income			$ 8,000,000
Fair value of pledged securities available for sale	9,100,000,000	6,900,000,000
Trading assets and cash equivalents, pledged				770,000,000	823,000,000
Repurchase agreements	1,644,000,000	2,180,000,000		(747,000,000)	793,000,000
Available for sale securities, fair market value						$ 167,000,000	$ 1,000,000	$ 311,000,000